Derviative Financial Liability (Details) - Schedule of illustrates the movement on the Warrants $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of illustrates the movement on the Warrants [Abstract]
Initial recognition of Warrants at the close of the Business Combination - now reclassified from equity to a liability	$ 9,210
Change in fair value for the year ended 31 December 2020	4,418
Fair value of Warrants at the end of the year (restated)	$ 13,628